Inventories - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 17, 2021
Disclosure Of Detailed Information About Inventory [Line Items]
Reversal of Inventory, fair value adjustment	€ 951	€ 522
Inventory write-down	€ 397	€ 479	€ 23
Expected recognition of construction contract net asset (liability)	12 months
FCA and PSA Merger
Disclosure Of Detailed Information About Inventory [Line Items]
Inventories				€ 9,333